Tax Matters - Deferred Taxes (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Reduction for unrecognized tax benefit	$ 2,300,000,000
Noncurrent deferred tax liabilities	25,590,000,000	21,193,000,000
Deferred Tax Liability, Net [Member]
Income Tax Examination [Line Items]
Taxes and other current assets	2,100,000,000	3,500,000,000
Taxes and other noncurrent assets	569,000,000	611,000,000
Deferred Tax Liability, Net [Member]
Income Tax Examination [Line Items]
Other current liabilities	52,000,000
Noncurrent deferred tax liabilities	$ 25,590,000,000	$ 21,193,000,000